Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entity [Abstract]
Schedule of VIEs' consolidated assets and liabilities

	December 31, 2018	December 31, 2017

Current assets	$3,721,696	$7,304,993
Property and equipment, net	723,777	83,522
Other non-current assets	4,322,847	1,984,507
Total assets	8,768,320	9,373,022
Total liabilities	1,902,732	469,232
Net assets	$6,865,588	$8,903,790

	December 31, 2018	December 31, 2017

Current liabilities:
Other payables and accrued liabilities	$1,854,947	$433,585
Taxes payable	47,785	35,647
Total liabilities	$1,902,732	$469,232

Summary of operating results of VIEs

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016

Operating revenues	$7,889,201	$6,953,757	$3,705,770
Income (loss) from operations	$(2,298,290)	$(871,143)	$216,854
Net income (loss)	$(1,641,580)	$(508,491)	$164,811